Income Taxes (Details) - Schedule of Provision for Income Taxes	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes [Abstract]
Statutory rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(7.00%)	(7.00%)
Non-deductible differences	3.00%	1.00%
Change in valuation allowance	25.00%	27.00%
Provision for taxes